SHAREHOLDERS' EQUITY (Options Granted to Non-Employee Consultants) (Details) - Equity Option [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	13,400
Exercisable	13,400
Equity Issuance Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	10,000
Exercise price | $ / shares	$ 0.67
Exercisable	10,000
Exercisable Through	Jan. 25, 2021
Equity Issuance Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,400
Exercise price | $ / shares	$ 2.34
Exercisable	3,400
Exercisable Through	Jan. 09, 2023